GENERAL (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ (252,966)	$ (232,153)
Cash, Cash Equivalents, and Short-term Investments	$ 50,800